Allowance for Loan Losses - Schedule of Loans Acquired and Accounted (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Outstanding balance	$ 775	$ 850
Carrying amount	$ 215	$ 256